Annual Total Returns [BarChart] - Great-West S and P 500 Index Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	1.50%
2012	15.42%
2013	31.62%
2014	13.00%
2015	0.75%
2016	11.27%
2017	21.18%
2018	(4.89%)
2019	30.84%
2020	17.77%